Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash		$ 38,219	$ 37,834
Current assets		52,282	45,860
Non-current assets		425,972	434,708
Current liabilities		6,199	4,078
Long- term debt including current portion, net of deferred finance cost and discount		197,495	197,819
Financial liabilities at fair value	[1]	0	0
Non-current liabilities		196,841	197,176
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash		10,209	11,839
Current assets		14,785	14,782
Non-current assets		174,842	179,023
Current liabilities		16,382	15,377
Long- term debt including current portion, net of deferred finance cost and discount		91,326	96,580
Financial liabilities at fair value	[1]	70,930	68,535
Non-current liabilities		180,488	182,537
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash		16,905	17,366
Current assets		19,620	22,539
Non-current assets		240,120	245,154
Current liabilities		15,433	16,897
Long- term debt including current portion, net of deferred finance cost and discount		124,215	129,185
Financial liabilities at fair value	[1]	18,777	23,568
Non-current liabilities		$ 174,176	$ 173,543

[1]	(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.